Leases (Details)			12 Months Ended
	Jan. 02, 2021	Jan. 02, 2020	Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Average expected life			8 years
Present value of future lease payments percentage	10.00%	10.00%